Other Operating Income and Expense	6 Months Ended
Jun. 30, 2021
Other Operating Income and Expense
Schedule of other operating income and expense

Table 55: Other Operating Income and Expense

The table below provides an analysis of Reported Other Operating Income and Expense.

	H1 2021	H1 2020	FY 2020	FY 2019
	$m	$m	$m	$m
Divestment of Viela Bio, Inc. shareholding	776	-	-	-
Crestor (Europe ex-UK and Spain)	309	-	-	-
Oxra and Oxramet (India)	40	-	-	-
Hypertension medicines (ex-US, India and Japan)	-	350	350	-
Monetisation of an asset previously licensed	-	-	120	-
Brazikumab licence termination funding	51	-	107	-
Inderal, Tenormin, Seloken and Omepral (Japan)	-	51	51	-
Synagis (US)	-	-	-	515
Losec (ex-China, Japan, US and Mexico)	-	-	-	243
Seroquel and Seroquel XR (US, Canada, Europe and Russia)	-	-	-	213
Arimidex and Casodex (various countries)	-	-	-	181
Nexium (Europe) and Vimovo (ex-US)	-	-	54	-
Atacand	-	-	400	-
Other	132	200	446	389
Total	1,308	601	1,528	1,541